Leases (Details) - Schedule of ROU Lease Assets and Lease Liabilities for our Operating Leases - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Right of use asset – long term	$ 2,454,886	$ 3,160,457	$ 4,097,117
Total right of use asset	2,454,886	3,160,457	4,097,117
Liabilities
Operating lease liabilities – short term	1,081,377	1,086,658	1,145,126
Operating lease liabilities – long term	$ 1,203,876	1,885,218	2,765,933
Total lease liability		$ 2,971,876	$ 3,911,059